RISK MANAGEMENT (Details 14) - USD [Member] $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) Number
Disclosure of detailed information about financial instruments [line items]
Derivative Instruments (adjusted to market)	$ 401
Deposits	239
Loans	25,459
Financial investments	0
Total Exposure	$ 26,099
Credit Risk [Member] | Foreign Derivative Contracts [Member] | Banco Santander Spain [Member] | Spain
Disclosure of detailed information about financial instruments [line items]
Classification | Number	1
Derivative Instruments (adjusted to market)	$ 974
Deposits	11,826
Loans
Financial investments
Total Exposure	$ 12,800